Share Capital - Disclosure of Detailed Information About Share Capital (Details) (Bendon Limited) - NZD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Disclosure of classes of share capital [line items]
Shares Outstanding Value	$ 116,491	$ 68,727
Bendon Limited [Member]
Disclosure of classes of share capital [line items]
Shares Outstanding Value		$ 68,727	$ 27,948	$ 3,108	$ 3,108	$ 3,108